SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding at January 1, 2016	2,751,584
Granted	450,288
Assumed	265,223
Exercised	(920,660)
Forfeited	(229,780)
Cancelled	(42,991)
Outstanding at December 31, 2016	2,273,664	2,751,584
Exercisable	745,147
Weighted average exercise price
Outstanding at January 1, 2016	$ 24.59
Granted	10.69
Assumed	38.96
Exercised	25.59
Forfeited	17.35
Cancelled	24.42
Outstanding at December 31, 2016	23.61	$ 24.59
Exercisable	$ 28.10
Weighted-average remaining contractual term (in years)
Outstanding at December 31	4 years 5 months 16 days	4 years 2 months 9 days
Exercisable	3 years 2 months 1 day
Aggregate intrinsic value
Outstanding at January 1, 2016	$ 90,058
Outstanding at December 31, 2016	102,652	$ 90,058
Exercisable	$ 30,295